Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment

The amount of property and equipment are as follows:

	As of December 31,
	2023	2022
Office equipment, furniture and fixtures	$577,594	$363,167
Less: accumulated depreciation and amortization	148,083	22,284
Office equipment, furniture and fixtures, net	$429,511	$340,883

Vehicles [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment	The amount of motor vehicle are as follows:
	As of December 31,
	2023	2022
Motor vehicle	$190,787	$98,632
Less: accumulated depreciation	112,455	84,542
Motor vehicle, net	$78,332	$14,090

Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Schedule of Property Plant and Equipment

The amount of computer software costs are as follows:

	As of December 31,
	2023	2022
Computer software	$554,893	$80,155
Less: accumulated amortization	56,224	41,038
Computer software costs, net	$488,669	$39,117